INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ (15,013)	$ (9,759)	$ (14,289)
Foreign	8,721	6,854	8,196
Loss before taxes on income	$ (6,292)	$ (2,905)	$ (6,093)